IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of commitments [line items]
Credit related commitments	$ 440,411	$ 400,341
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	383,882	358,916
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	22,181	20,204
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	23,734	19,314
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	183	203
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	10,431	1,704
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	18,455	8,270
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,511
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,406
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	125
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	38
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	10,375
1 - 3 months [member]
Disclosure of commitments [line items]
Credit related commitments	35,462	24,767
1 - 3 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	9,034
1 - 3 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,689
1 - 3 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	22,677
1 - 3 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	62
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	8,910	8,078
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,538
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,293
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	55
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	11,720	11,853
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,773
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,641
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	300
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	6
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	12,084	8,917
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,494
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,545
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	35
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	26,766	29,890
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	25,926
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	718
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	111
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	11
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	77,636	72,394
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	76,505
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	668
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	456
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,562	3,516
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,341
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	221
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	245,816	$ 232,656
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	245,760
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 56